Convertible Note Payable 3M (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Date of Agreement	2014-05-07	2014-03-20
Convertible Prom Note #1
Date of Agreement	2014-03-11
Convertible Note	$ 37,500
Interest Rate	8.00%
Due Date	Dec. 13, 2014
Interest Accrued	912
Convertible Prom Note #2
Date of Agreement	2014-04-08
Convertible Note	53,000
Interest Rate	8.00%
Due Date	Jan. 14, 2015
Interest Accrued	964
Convertible Prom Note #3
Date of Agreement	2014-05-21
Convertible Note	42,500
Interest Rate	8.00%
Due Date	Feb. 23, 2015
Interest Accrued	$ 373